UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund:  BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            New Jersey Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 127.3%

New Jersey — 126.2%
Corporate — 11.0%
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 06/01/29	$4,550	$4,742,647
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,730	1,935,766
Series B, AMT, 5.63%, 11/15/30	485	542,686
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25(a)	215	254,326
5.25%, 07/01/25	1,785	2,021,191
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	440	466,303
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 07/01/46	1,330	1,376,257
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	7,900	8,243,255
Series B, AMT, 5.60%, 11/01/34	2,430	2,563,699
Sub Series A, 5.00%, 07/01/33	1,050	1,129,842
Sub Series A, 4.00%, 07/01/34	1,270	1,240,358

		24,516,330
County/City/Special District/School District — 17.8%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,280	2,415,728
5.25%, 11/01/44	5,600	5,934,600
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement, (BAM):
5.00%, 07/01/33	925	1,026,907
5.00%, 07/01/35	1,435	1,583,422
City of Margate New Jersey, GO, Refunding, Improvement(c):
5.00%, 01/15/21	1,200	1,291,920

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of Margate New Jersey, GO, Refunding, Improvement(c) (continued):
5.00%, 01/15/21	$845	$909,727
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 07/01/33	755	756,057
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	3,765	3,799,939
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,337,983
5.50%, 10/01/29	5,085	6,339,317
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 01/01/44	4,800	4,904,544
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 09/01/40	1,470	1,618,397
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	1,400	1,670,886
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 05/01/42	1,400	1,519,028
County of Union New Jersey Utilities Authority, Refunding RB, Resources Recovery Facility, Covanta Union, Inc., AMT, Series A, 5.25%, 12/01/31	670	732,236
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 03/01/38	1,625	1,785,339

		39,626,030
Education — 22.2%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	600	610,020
New Jersey EDA, RB:
Hatikvah International Academy Charter School Project, Series A, 5.00%, 07/01/27(b)	215	219,584

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
New Jersey EDA, RB (continued):
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(b)	$590	$589,953
5.38%, 07/01/47(b)	1,020	1,020,286
MSU Student Housing Project Provide, 5.75%, 06/01/20(c)	1,000	1,076,450
5.88%, 06/01/20(c)	1,500	1,618,485
School Facilities Construction (AGC), 5.50%, 12/15/18(c)	1,295	1,324,435
5.50%, 12/15/34	25	25,532
Team Academy Charter School Project, 6.00%, 10/01/33	2,835	3,140,415
New Jersey EDA, Refunding RB(b):
Greater Brunswick Charter School, Inc. Project, Series A, 5.88%, 08/01/44	780	788,237
Greater Brunswick Charter School, Inc. Project, Series A, 6.00%, 08/01/49	555	560,977
Teaneck Community Charter School Project, Series A, 4.25%, 09/01/27	210	204,931
Teaneck Community Charter School Project, Series A, 5.00%, 09/01/37	450	437,472
5.13%, 09/01/52	1,000	943,790
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/32	2,500	2,647,075
Rider University Issue, Series F,
4.00%, 07/01/42	1,155	1,078,470
5.00%, 07/01/47	820	867,511
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 07/01/18(c)	1,000	1,005,380
Kean University, Series A, 5.50%, 09/01/19(c)	4,500	4,706,235
Montclair State University, Series A, 5.00%, 07/01/44	6,790	7,480,475
New Jersey Institute of Technology, Series H, 5.00%, 07/01/31	1,250	1,321,075
Ramapo College, Series B, 5.00%, 07/01/42	340	367,248
Rider University, Series A, 5.00%, 07/01/32	1,000	1,048,180
Rowan University, Series B (AGC), 5.00%, 07/01/18(c)	1,800	1,809,684
Seton Hall University, Series D, 5.00%, 07/01/38	395	434,105

Security	Par (000)	Value
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
Stevens Institute of Technology, Series A, 5.00%, 07/01/42	$540	$598,099
Stevens Institute of Technology, Series A, 4.00%, 07/01/47	555	559,645
University of Medicine & Dentistry, Series B, 7.13%, 06/01/19(c)	1,300	1,370,694
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	2,435	2,607,641
Series 1A, 5.00%, 12/01/25	555	576,273
Series 1A, 5.00%, 12/01/26	345	358,182
Series 1A, 5.25%, 12/01/32	900	935,397
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/40	1,500	1,665,480
5.00%, 07/01/42	2,110	2,274,812
5.00%, 07/01/45	2,935	3,248,928

		49,521,156
Health — 9.5%
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 02/15/34	590	629,589
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 07/01/42	1,105	1,223,887
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 07/01/18(c)	925	929,976
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	1,420	1,593,652
Virtua Health, Series A (AGC), 5.50%, 07/01/38	2,500	2,598,625
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(c)	2,435	2,729,708
Princeton Healthcare System, 5.00%, 07/01/34	860	949,595
5.00%, 07/01/39	1,445	1,575,194
Robert Wood Johnson University Hospital, 5.00%, 01/01/20(c)	1,000	1,047,990

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
RWJ Barnabas Health Obligated Group, Series A,
4.00%, 07/01/43	$935	$949,951
5.00%, 07/01/43	2,160	2,373,754
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(c)	1,090	1,202,401
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(c)	3,030	3,342,453

		21,146,775
Housing — 3.9%
New Jersey EDA, Refunding RB, Provident Group-Montclair Properties LLC (AGM), 5.00%, 06/01/42	1,970	2,162,745
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	2,305	2,355,456
S/F Housing, Series CC, 5.00%, 10/01/34	1,365	1,391,945
S/F Housing, Series U, AMT,
4.95%, 10/01/32	45	45,059
5.00%, 10/01/37	35	35,045
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series D, AMT, 4.25%, 11/01/37	745	745,499
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/19(c)	1,750	1,878,083

		8,613,832
State — 8.5%
Garden State Preservation Trust, RB, CAB, Series B (AGM)(d):
0.00%, 11/01/23	1,460	1,240,883
0.00%, 11/01/28	4,540	3,186,808
New Jersey EDA, RB, School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,125	1,159,369
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/26	440	471,029
Cigarette Tax, 5.00%, 06/15/28	720	768,190
Cigarette Tax, 5.00%, 06/15/29	1,760	1,874,998

Security	Par (000)	Value
State (continued)
New Jersey EDA, Refunding RB (continued):
School Facilities Construction, 5.25%, 06/15/19(c)	$265	$274,900
School Facilities Construction, Series AA, 5.25%, 06/15/19(c)	70	72,615
5.50%, 06/15/19(c)	2,005	2,085,441
5.50%, 12/15/29	995	1,027,387
5.25%, 12/15/33	665	684,152
Series GG, 5.25%, 09/01/27	3,000	3,150,900
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/18(c)	1,785	1,810,168
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 06/15/19(c)	1,100	1,140,480

		18,947,320
Tobacco — 4.0%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	760	844,079
Sub-Series B, 5.00%, 06/01/46	7,605	7,979,318

		8,823,397
Transportation — 47.6%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 01/01/40	2,620	2,851,084
Series D, 5.00%, 01/01/40	1,535	1,601,205
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	9,420	10,264,315
(AGM), 5.00%, 01/01/31	1,000	1,103,430
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(c)	385	427,820
Series A, 5.00%, 07/01/22(c)	10,750	11,968,297
Series A, 5.00%, 01/01/35	625	709,512
Series E, 5.25%, 01/01/19(c)	2,525	2,581,484
New Jersey State Turnpike Authority, Refunding RB:
Series A, 5.00%, 01/01/22(c)	1,000	1,099,500
Series E, 5.00%, 01/01/32	150	174,180

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
New Jersey State Turnpike Authority, Refunding RB (continued):
Series G, 4.00%, 01/01/43	$1,355	$1,391,057
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(d)	4,140	1,798,002
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	1,250	1,365,775
Series A-2, 5.00%, 06/15/30	6,570	6,589,841
Series AA, 5.00%, 06/15/38	5,935	6,204,924
Transportation Program, Series AA, 5.25%, 06/15/41	2,960	3,153,170
Transportation System, 6.00%, 12/15/38	1,950	1,995,162
Series A, 6.00%, 06/15/35	6,030	6,574,027
5.88%, 12/15/38	3,650	3,723,985
Series A, 5.50%, 06/15/41	5,500	5,737,765
Series A (AGC), 5.63%, 12/15/28	1,250	1,278,662
5.50%, 12/15/38	1,000	1,021,980
Series AA, 5.50%, 06/15/39	5,520	5,896,961
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/40	4,000	4,533,800
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, 5.00%, 10/15/41	250	266,788
Consolidated, 93rd Series, 6.13%, 06/01/94	5,000	5,941,900
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	2,700	2,952,396
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	2,300	2,300,000

Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated (continued):
152nd Series, AMT, 5.25%, 11/01/35	$240	$240,000
166th Series, 5.25%, 07/15/36	4,000	4,313,920
172nd Series, AMT, 5.00%, 10/01/34	1,500	1,629,030
206th Series, AMT,
5.00%, 11/15/42	1,195	1,334,122
5.00%, 11/15/47	1,335	1,484,707
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/48	1,585	1,686,075

		106,194,876
Utilities — 1.7%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 09/01/31(d)	6,000	3,763,320

Total Municipal Bonds in New Jersey		281,153,036

Puerto Rico — 1.1%
Tobacco — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,275	1,243,940
5.63%, 05/15/43	1,220	1,166,698

Total Municipal Bonds in Puerto Rico		2,410,638

Total Municipal Bonds — 127.3% (Cost — $271,235,289)		283,563,674

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New Jersey — 36.8%
County/City/Special District/School District — 9.0%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	1,440	1,623,020

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	$4,112	$4,431,866
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	12,820	13,997,389

		20,052,275
Education — 3.8%
Rutgers — The State University of New Jersey, Refunding RB:
Series F, 5.00%, 05/01/19(c)	2,011	2,073,569
Series L, 5.00%, 05/01/43	5,870	6,465,453

		8,539,022
Health — 1.3%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	2,987	2,982,063

State — 7.0%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	6,425,275
New Jersey EDA, RB, School Facilities Construction (AGC)(c):
6.00%, 12/15/18	3,550	3,640,517
6.00%, 12/15/18	50	51,517
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 03/01/29(f)	5,230	5,511,050

		15,628,359
Transportation — 15.7%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(c)(f)	8,820	9,787,819

Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC) (AGM), 5.00%, 12/15/32	$4,100	$4,108,589
Series B, 5.25%, 06/15/36(f)	5,001	5,200,416
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
152nd Series, 5.25%, 11/01/35	3,764	3,763,701
169th Series, 5.00%, 10/15/41	11,257	12,001,020

		34,861,545

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.8% (Cost — $78,457,012)		82,063,264

Total Long-Term Investments — 164.1% (Cost — $349,692,301)		365,626,938

	Shares
Short-Term Securities — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(g)(h)	2,006,441	2,006,441

Total Short-Term Securities — 0.9% (Cost — $2,006,441)		2,006,441

Total Investments — 165.0% (Cost — $351,698,742)		367,633,379
Other Assets Less Liabilities — 2.0%		4,558,211
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.2)%		(47,344,052)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.8)%		(101,991,285)

Net Assets Applicable to Common Shares — 100.0%		$222,856,253

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between June 15, 2019 to September 1, 2020, is $14,350,925.
(g)	Annualized 7-day yield as of period end.
(h)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	7,054,161	(5,047,720)	2,006,441	$2,006,441	$13,314	$(199)	$(268)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	44	06/20/18	$5,264	$35,105
Long U.S. Treasury Bond	41	06/20/18	5,898	16,741
5-Year U.S. Treasury Note	22	06/29/18	2,497	14,726

				$66,572

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GO — General Obligation Bonds

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows :

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$365,626,938	$—	$365,626,938
Short-Term Securities	2,006,441	—	—	2,006,441

	$2,006,441	$365,626,938	$—	$367,633,379

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$66,572	$—	$—	$66,572

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(47,126,371)	$—	$(47,126,371)
VRDP Shares at Liquidation Value	—	(102,200,000)	—	(102,200,000)

	$—	$(149,326,371)	$—	$(149,326,371)

During the period ended April 30, 2018, there were no transfers between levels.

7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 18, 2018